Segment Information	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Segment Information	NOTE 3 SEGMENT INFORMATION The Company has four reportable operating segments: Nutrien Ag Solutions (“Retail”), Potash, Nitrogen and Phosphate. The Retail segment distributes crop nutrients, crop protection products, seed and merchandise, and it provides services directly to growers through a network of farm centers in North America, South America and Australia. The Potash, Nitrogen and Phosphate segments are differentiated by the chemical nutrient contained in the products that each produces. The Executive Leadership Team (“ELT”), comprised of officers at the Executive Vice President level and above, is the Chief Operating Decision Maker (“CODM”). The CODM uses adjusted net earnings (loss) before finance costs, income taxes, and depreciation and amortization (“adjusted EBITDA”) to measure performance and allocate resources to the operating segments. The CODM considers adjusted EBITDA to be a meaningful measure because it is not impacted by long-term investment and financing decisions, but rather focuses on the performance of our day-to-day operations. In addition, it excludes the impact of impairments and other costs that are centrally managed by our corporate function. We determine the composition of the reportable segments based on factors including risks and returns, internal organization, and internal reports reviewed by the CODM. We allocate certain expenses across segments based on reasonable considerations such as production capacities or historical trends. Corporate 2021 Retail Potash Nitrogen Phosphate and Others Eliminations Consolidated Sales – third party 17,665 4,021 4,216 1,810 ‐ ‐ 27,712 – intersegment 69 386 921 236 ‐ (1,612) ‐ Sales – total 17,734 4,407 5,137 2,046 ‐ (1,612) 27,712 Freight, transportation and distribution ‐ 371 448 217 ‐ (185) 851 Net sales 17,734 4,036 4,689 1,829 ‐ (1,427) 26,861 Cost of goods sold 13,134 1,285 2,963 1,408 ‐ (1,338) 17,452 Gross margin 4,600 2,751 1,726 421 ‐ (89) 9,409 Selling expenses 3,124 9 24 6 (21) ‐ 3,142 General and administrative expenses 168 8 15 11 275 ‐ 477 Provincial mining taxes ‐ 466 ‐ ‐ ‐ ‐ 466 Share-based compensation expense ‐ ‐ ‐ ‐ 198 ‐ 198 Impairment of assets (Note 13) ‐ 7 22 4 ‐ ‐ 33 Other expenses (income) 86 22 (64) 15 253 ‐ 312 Earnings (loss) before finance costs and income taxes 1,222 2,239 1,729 385 (705) (89) 4,781 Depreciation and amortization 706 488 557 151 49 ‐ 1,951 EBITDA 1 1,928 2,727 2,286 536 (656) (89) 6,732 Integration and restructuring related costs 10 ‐ ‐ ‐ 33 ‐ 43 Share-based compensation expense ‐ ‐ ‐ ‐ 198 ‐ 198 Impairment of assets (Note 13) ‐ 7 22 4 ‐ ‐ 33 COVID-19 coronavirus pandemic ("COVID-19") related expenses ‐ ‐ ‐ ‐ 45 ‐ 45 Foreign exchange loss, net of related derivatives ‐ ‐ ‐ ‐ 39 ‐ 39 Cloud computing transition adjustment (Note 6) 1 2 ‐ ‐ 33 ‐ 36 Adjusted EBITDA 1,939 2,736 2,308 540 (308) (89) 7,126 Assets 22,387 13,148 11,093 1,699 2,266 (639) 49,954 1 EBITDA is calculated as net earnings (loss) before finance costs, income taxes, and depreciation and amortization. Corporate 2020 Retail Potash Nitrogen Phosphate and Others Eliminations Consolidated Sales – third party 14,748 2,265 2,572 1,241 82 1 ‐ 20,908 – intersegment 37 248 628 202 ‐ (1,115) ‐ Sales – total 14,785 2,513 3,200 1,443 82 (1,115) 20,908 Freight, transportation and distribution ‐ 367 460 241 ‐ (213) 855 Net sales 14,785 2,146 2,740 1,202 82 (902) 20,053 Cost of goods sold 11,049 1,183 2,265 1,166 74 (923) 14,814 Gross margin 3,736 963 475 36 8 21 5,239 Selling expenses 2,795 9 27 6 (24) ‐ 2,813 General and administrative expenses 135 7 8 10 269 ‐ 429 Provincial mining taxes ‐ 201 1 ‐ 2 ‐ 204 Share-based compensation expense ‐ ‐ ‐ ‐ 69 ‐ 69 Impairment of assets (Note 13) ‐ 23 27 769 5 ‐ 824 Other expenses (income) 44 8 (288) 6 228 ‐ (2) Earnings (loss) before finance costs and income taxes 762 715 700 (755) (541) 21 902 Depreciation and amortization 668 452 599 218 52 ‐ 1,989 EBITDA 1,430 1,167 1,299 (537) (489) 21 2,891 Integration and restructuring related costs ‐ ‐ 4 ‐ 56 ‐ 60 Share-based compensation expense ‐ ‐ ‐ ‐ 69 ‐ 69 Impairment of assets (Note 13) ‐ 23 27 769 5 ‐ 824 COVID-19 related expenses ‐ ‐ ‐ ‐ 48 ‐ 48 Foreign exchange loss, net of related derivatives ‐ ‐ ‐ ‐ 19 ‐ 19 Loss on disposal of business ‐ ‐ ‐ ‐ 6 ‐ 6 Net gain on disposal of investment in MOPCO (Note 6) ‐ ‐ (250) ‐ ‐ ‐ (250) Adjusted EBITDA 1,430 1,190 1,080 232 (286) 21 3,667 Assets 2 20,526 12,032 10,612 1,462 2,983 (423) 47,192 1 Primarily relates to our non-core Canadian business, which was sold in 2020. 2 In 2021, we reassessed the appropriate segment wherein certain assets related to transportation, distribution and logistics should be categorized. After our evaluation was complete, we determined the assets should be categorized in the Potash, Nitrogen and Phosphate segments. Our Retail segment primarily generates revenue from sales of the following: Crop nutrients Dry and liquid macronutrient products including potash, nitrogen and phosphate, proprietary liquid micronutrient products, and nutrient application services. Crop protection products Various third-party supplier and proprietary products designed to maintain crop quality and manage plant diseases, weeds and other pests. Seed Various third-party supplier seed brands and proprietary seed product lines. Merchandise Fencing, feed supplements, livestock-related animal health products, storage and irrigation equipment, and other products. Nutrien Financial Financing solutions provided to Retail branches and customers in support of Nutrien’s agricultural product and service sales. Services and other revenues Product application, soil and leaf testing, crop scouting and precision agriculture services, and water services. Products Sales prices impacted by Potash North American – primarily granular Offshore (international) – primarily granular and standard North American prices referenced at delivered prices (including transportation and distribution costs) International prices pursuant to term and spot contract prices (excluding transportation and distribution costs) Nitrogen Ammonia, urea, urea ammonium nitrate, industrial grade ammonium nitrate and ammonium sulfate Global energy costs and supply Phosphate Solid fertilizer, liquid fertilizer, industrial products and feed products Global prices and supplies of ammonia and sulfur 2021 2020 Retail sales by product line Crop nutrients 7,290 5,200 Crop protection products 6,333 5,602 Seed 2,008 1,790 Merchandise 1,033 943 Nutrien Financial 189 129 Services and other 1,051 1,241 Nutrien Financial elimination 1 (170) (120) 17,734 14,785 Potash sales by geography Manufactured product North America 2,009 1,275 Offshore 2 2,398 1,238 4,407 2,513 Nitrogen sales by product line Manufactured product Ammonia 1,556 779 Urea 1,568 1,040 Solutions, nitrates and sulfates 1,274 816 Other nitrogen and purchased products 739 565 5,137 3,200 Phosphate sales by product line Manufactured product Fertilizer 1,250 838 Industrial and feed 574 454 Other phosphate and purchased products 222 151 2,046 1,443 1 Represents elimination for the interest and service fees charged by Nutrien Financial to Retail branches. 2 Relates to Canpotex (Note 28) and includes other revenue representing provisional pricing adjustments of $ 282 (2020 – $ (32) ). Sales - Third Party 1 Non-Current Assets 2 2021 2020 2021 2020 United States 16,009 12,373 15,095 15,268 Canada 3,094 2,565 17,766 17,435 Australia 3,591 3,231 1,202 1,305 Canpotex (Note 28) 2,398 1,238 ‐ ‐ Trinidad 258 101 638 644 Brazil 567 284 391 284 Other 1,795 3 1,116 3 340 280 27,712 20,908 35,432 35,216 1 Sales by location of customers. 2 Excludes financial instruments (other than equity-accounted investees), deferred tax assets and post-employment benefit assets. 3 Other third-party sales primarily relate to Argentina of $ 526 (2020 – $ 372 ), Europe of $ 236 (2020 – $ 183 ) and Others of $ 1,033 (2020 – $ 561 ). Canpotex Sales by market (%) 2021 2020 Latin America 38 32 China 11 22 India 6 14 Other Asian markets 35 25 Other markets 10 7